UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIAA-CREF Life Funds
Address:  730 Third Avenue
          New York, NY 10017-3206

13F File Number:  28-04227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Schlefer
Title: Senior Managing Director
Phone: (212) 916-4021

Signature, Place and Date of Signing:

/s/ Richard Schlefer            New York, NY                May 9, 2000



Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ X ] 13F NOTICE. (Check here if no holdings of this reporting manager are reported in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.  13F File Number     Name
01   28-04800            Teachers Advisors, Inc.